Selected Statements of Income Data - Schedule of Selling and Marketing Expenses (Details) - Selling and marketing expenses [Member] - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022
Schedule of Selling and Marketing Expenses [Line Items]
Salary and related expenses	$ 30,078	$ 31,188	$ 33,474
Advertising expenses	2,778	2,802	2,676
Cost of share-based payment		(225)	(56)
Others	9,244	10,735	10,763
Total selling and marketing expenses	$ 42,100	$ 44,500	$ 46,857